Revenues - Geographics (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 5,050	€ 5,262	€ 10,615	€ 10,314
EMEA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,566	3,690	5,316	6,822
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,025	1,220	2,376	2,737
France
Disclosure of geographical areas [line items]
Revenue from contracts with customers	267	1,160	640	1,749
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue from contracts with customers	370	131	441	200
Great Britain
Disclosure of geographical areas [line items]
Revenue from contracts with customers	261	236	710	510
Others-EMEA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	643	943	1,149	1,626
Asia Pacific
Disclosure of geographical areas [line items]
Revenue from contracts with customers	600	449	1,430	1,217
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	295	135	492	328
South Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	258	181	346	307
Others-Asia Pacific
Disclosure of geographical areas [line items]
Revenue from contracts with customers	47	133	592	582
Americas
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,884	1,123	3,869	2,275
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,859	1,115	3,807	2,254
Others-Americas
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 25	€ 8	€ 62	€ 21